Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	May 31, 2012 Executive Compensation Contracts	May 31, 2012 Board Member Compensation Contracts	May 31, 2012 Board Member Compensation Contracts For each meeting attended in person	May 31, 2012 Board Member Compensation Contracts For each meeting attended telephonically	Jul. 02, 2012 Geokinetics Usa Incorporated Supplemental Agreement No. 1 acre	Jul. 02, 2012 Geokinetics Usa Incorporated Acres Supplemental Agreement No. 1 acre
Subsequent Event [Line Items]
3 dimensional (3-D) seismic survey, survey coverage					41.05	26,272.00
Monthly salary of the CFO	$ 6,000
Options granted to employees		50,000
Stock options vested during period		10,000
Percentage of options vested		20.00%
Percentage of options vest on the one-year anniversary of service		40.00%
Percentage of options vest on the two-year anniversary		40.00%
Cash payment for Board members			$ 3,000	$ 500